Related parties (Details Textual) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Loans and receivables				$ 35	$ 49
Key management personnel compensation	$ 4,687,000	$ 4,426,000	$ 4,140,000
Virtual Meetings Attendance Fee Percentage	50.00%
Cancellation of fees	$ 2,152	1,877	1,253
Payment Of Key Management Personnel Compensation	21,580	20,669	13,901
Provisions for employee benefits	$ 8,606,551	8,332,294
Ownership Interest Held By Government	88.49%
Description of any retirement benefit plan termination terms	five years (2016-2021)
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	$ 5,491	$ 5,401	$ 4,674
Offshore International Group [member]
Disclosure of transactions between related parties [line items]
Loans and receivables						$ 57
Loans And Receivable Interest Rate			4.99%			4.99%
Equion Energy Limited [Member]
Disclosure of transactions between related parties [line items]
Loans and receivables				$ 263	$ 77
Loans And Receivable Interest Rate		1.44%	1.92%		1.44%	1.92%
Debt Instrument Description Of Variables Rate Basis	three-month Libor rate + 1.92%